SCHEDULE OF SHARE-BASED PAYMENT AWARD, STOCK OPTIONS, VALUATION ASSUMPTIONS (Details) - Ensysce Biosciences, Inc [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Price	$ 2.58
Exercise price	$ 3.34
Expected stock price volatility	124.00%	124.00%	105.00%
Expected term of option in years	5 years 9 months 18 days	5 years 9 months 18 days	5 years
Risk free interest rate	1.52%
Expected dividend rate	0.00%	0.00%	0.00%